Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Changyi Group
Schedule of fair value of consideration transferred:	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition: Fair value of consideration transferred:
Cash	6,190

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	219
Other current assets	490
Property and equipment	56
Intangible assets	1,830
Current liabilities	(405)
Deferred tax liabilities	(274)
Non-controlling interests	(11,815)
Total identifiable net deficits acquired	(9,899)
Goodwill (Note 13)	16,089

Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life:	The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

Intangible assets	Estimated useful life	Gross carrying amount
Developed technologies	5 years	117
Customer relationship	5 years	1,103
Contract backlog	3 years	610
		1,830

Addoil Group
Schedule of fair value of consideration transferred:	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition: Fair value of consideration transferred:
Cash	1,218

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	18
Other current assets	42
Property and equipment	34
Right-of-use asset	34
Current liabilities	(35)
Total identifiable net assets acquired	93
Goodwill (Note 13)	1,125

Optimal Power Limited
Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

The following table summarizes the estimated fair values of assets acquired and liabilities assumed at the date of acquisition:

Cash	3,001
Intangible asset	53,287
Other liabilities	(3,030)
Deferred tax liabilities	(13,322)
Non-controlling interests	(7,987)
Total identifiable net assets acquired	31,949

CMRS Group Holding Limited
Schedule of fair value of consideration transferred:	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash (Note (i))	4,335
Class A ordinary shares of the Company	2,440
Contingent consideration (Note (ii))	7,674
14,449

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	3,651
Restricted cash (Note (iii))	532
Accounts receivable	4,149
Intangible assets (Note (v))	2,194
Other assets	1,792
Deferred tax liabilities	(362)
Other liabilities	(6,216)
Total identifiable net assets acquired	5,740
Goodwill (Notes 4(d)(iv), 13)	8,709

Note:

(i)

Out of the total cash consideration of US$4,335, US$959 was settled during the year ended December 31, 2020 and the remaining balance of US$3,376 was settled during the year ended December 31, 2021. There is no adjustment to the cash consideration amounts.

(ii)

Contingent consideration are contingently payable upon the satisfaction of certain financial performance targets of the Company and market conditions, which are to be settled partially by cash and partially by ordinary shares of the Company. The number of ordinary shares to be issued and allotted to sellers is determined using the 10-day moving average closing price of the ADS of the Company.

Contingent consideration is measured at fair value at the acquisition date using projected milestone dates, probabilities of success and projected financial results of the CMRS Group discounted at its fair value as at the acquisition date.

In determining the fair value of the contingent consideration, an income approach was applied by using discounted cash flows. In this approach, projected risk-adjusted contingent payments are discounted back to the current period using a discounted cash flow model. The key assumptions used to determine the fair value of the contingent consideration include projected milestone dates within 24 months after acquisition date and discount rate of 4.32%. Increase or decrease in the fair value of contingent consideration liabilities primarily result from changes in the estimated probabilities of achieving net profits after tax thresholds or market share prices milestones during the period.

4	Acquisitions (Continued)

(d)	Acquisition of CMRS Group Holding Limited (Continued)

During the year ended December 31, 2021, the Company has partially settled contingent consideration payable with (i) total cash of US$2,024 and (ii) 183,740 Class A ordinary shares of the Company with a fair value of US$2,060 on the grant date of such consideration shares. The change in fair value recorded in consolidated statement of comprehensive loss under "other gains, net" for the years ended December 31, 2020 and 2021 amounted to a loss of US$81 and a gain of US$418, respectively. The remaining contingent consideration payable of US$4,507 is repayable in December 2022, which is recorded as current liabilities in the consolidated balance sheet as of December 31, 2021.

(iii)	The restricted cash includes an escrow amount of US$506 deposited with a bank which has been repaid to the sellers in 2021.

(iv)

The excess of purchase price over tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill associated with the acquisition of CMRS Group was attributable to the expected synergy with the existing Enterprise Solutions and Marketing Solutions operations. The acquired goodwill is not deductible for tax purposes. Acquisition-related costs were immaterial and were included in general and administrative expenses for the year ended December 31, 2020.

(v)

In determining the fair value of the intangible assets, an income approach was used. In this approach, significant estimates consist of discount rate of 22.3% and a growth rate on revenue ranging from 3.0% to 6.2% over a period of 4 years. The estimated amounts recognized on the acquired identifiable intangible assets and their estimated useful lives are shown in the following table:

Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life:	The estimated amounts recognized on the acquired identifiable intangible assets and their estimated useful lives are shown in the following table:
Intangible asset	Estimated useful life	Gross carrying amount
Brand name	4 years	1,162
Customer relationship	4 years	1,032
		2,194

Schedule of unaudited proforma net revenues and net loss

Unaudited pro forma net revenues and net loss of the Company for the years ended December 31, 2019 and 2020 as if the acquisition of CMRS Group had occurred on January 1, 2019 were as follows.

	For the years ended December 31,
	2019	2020
Net revenues	221,603	270,326
Net loss	(10,505)	(13,346)

Sky Gem International Limited
Schedule of fair value of consideration transferred:	Fair value of consideration transferred:
Cash	3,200

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Other assets	2,000
Other liabilities	(17)
Non-controlling interests	(3,072)
Total identifiable net assets acquired, net of non-controlling interests	(1,089)
Goodwill (Note 13)	4,289

Parllay
Schedule of fair value of consideration transferred:	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition: Fair value of consideration transferred:
Cash consideration	1,825

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:	Recognized amounts of identifiable assets acquired and liabilities assumed:
Intangible assets	279
Deferred tax liabilities	(70)
Total identifiable net assets acquired	209
Goodwill (Note 13)	1,616

Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life:	The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

Intangible asset	Estimated useful life	Gross carrying amount
Developed technology	5 years	279